Financial instruments (Tables)	12 Months Ended
Mar. 31, 2026
Text Blocks Abstract
Schedule of Carrying Value of Financial Instruments by Categories

The carrying value of financial instruments by categories as at March 31, 2025 is as follows:

			Fair value through other comprehensive income
	Fair value through profit or loss		Mandatory		Designated upon initial recognition		Amortized cost		Total
Financial Assets:
Cash and cash equivalents (Refer to Note 11)	₹	-	₹	-	₹	-	₹	121,974	₹	121,974
Investments (Refer to Note 8)
Equity Instruments		4,955		-		12,493		-		17,448
Fixed maturity plan mutual funds		1,503		-		-		-		1,503
Short-term mutual funds		88,776		-		-		-		88,776
Non-convertible debentures		-		219,389		-		-		219,389
Government securities		-		10,651		-		-		10,651
Commercial papers		-		2,858		-		-		2,858
Bonds		-		21,138		-		-		21,138
Inter corporate and term deposits		-		-		-		76,169		76,169
Other financial assets
Trade receivables (Refer to Note 9)		-		-		-		118,044		118,044
Unbilled receivables		-		-		-		64,280		64,280
Other financial assets (Refer to Note 12)		-		-		-		13,112		13,112
Derivative assets (Refer to Note 19)		1,105		-		715		-		1,820
	₹	96,339	₹	254,036	₹	13,208	₹	393,579	₹	757,162
Financial Liabilities:
Trade payables and other financial liabilities
Trade payables and accrued expenses (Refer to Note 15)	₹	-	₹	-	₹	-	₹	88,252	₹	88,252
Other financial liabilities (Refer to Note 16)		1,864		-		-		9,807		11,671
Loans, borrowings and bank overdrafts (Refer to Note 14)		-		-		-		161,817		161,817
Lease liabilities		-		-		-		30,218		30,218
Derivative liabilities (Refer to Note 19)		75		-		893		-		968
	₹	1,939	₹	-	₹	893	₹	290,094	₹	292,926

The carrying value of financial instruments by categories as at March 31, 2026 is as follows:

			Fair value through other comprehensive income
	Fair value through profit or loss		Mandatory		Designated upon initial recognition		Amortized cost		Total
Financial Assets:
Cash and cash equivalents (Refer to Note 11)	₹	-	₹	-	₹	-	₹	105,555	₹	105,555
Investments (Refer to Note 8)
Equity Instruments		7,336		-		12,143		-		19,479
Fixed maturity plan mutual funds		1,281		-		-		-		1,281
Short-term mutual funds		79,719		-		-		-		79,719
Non-convertible debentures		-		210,328		-		-		210,328
Government securities		-		8,948		-		-		8,948
Commercial papers		-		14,227		-		-		14,227
Bonds		-		10,385		-		-		10,385
Inter corporate and term deposits		-		-		-		121,366		121,366
Other financial assets
Trade receivables (Refer to Note 9)		-		-		-		136,250		136,250
Unbilled receivables		-		-		-		84,256		84,256
Other financial assets (Refer to Note 12)		-		-		-		16,504		16,504
Derivative assets (Refer to Note 19)		295		-		593		-		888
	₹	88,631	₹	243,888	₹	12,736	₹	463,931	₹	809,186
Financial Liabilities:
Trade payables and other financial liabilities
Trade payables and accrued expenses (Refer to Note 15)	₹	-	₹	-	₹	-	₹	99,318	₹	99,318
Other financial liabilities (Refer to Note 16)		1,634		-		-		16,466		18,100
Loans, borrowings and bank overdrafts (Refer to Note 14)		-		-		-		167,874		167,874
Lease liabilities		-		-		-		35,036		35,036
Derivative liabilities (Refer to Note 19)		1,453		-		9,525		-		10,978
	₹	3,087	₹	-	₹	9,525	₹	318,694	₹	331,306

Summary of Offsetting Financial Assets and Financial Liabilities

The following table contains information on financial assets and financial liabilities subject to offsetting:

	As at March 31, 2025						As at March 31, 2026
Financial assets	Gross amounts recognized		Gross amounts of recognized financial liabilities set off		Net amounts recognized		Gross amounts recognized		Gross amounts of recognized financial liabilities set off		Net amounts recognized
Trade receivables - non-current	₹	299	₹	-	₹	299	₹	349	₹	-	₹	349
Trade receivables - current		126,512		(8,767)		117,745		147,371		(11,470)		135,901
Other financial assets - non-current		4,664		-		4,664		6,259		-		6,259
Other financial assets - current		8,448		-		8,448		10,245		-		10,245
Unbilled receivables - non-current		-		-		-		7,433		-		7,433
Unbilled receivables - current		66,194		(1,914)		64,280		77,802		(979)		76,823
	₹	206,117	₹	(10,681)	₹	195,436	₹	249,459	₹	(12,449)	₹	237,010

	As at March 31, 2025						As at March 31, 2026
Financial liabilities	Gross amounts recognized		Gross amounts of recognized financial assets set off		Net amounts recognized		Gross amounts recognized		Gross amounts of recognized financial assets set off		Net amounts recognized
Accrued expenses - non-current	₹	-	₹	-	₹	-	₹	4,394	₹	-	₹	4,394
Trade payables and accrued expenses - current		98,933		(10,681)		88,252		107,373		(12,449)		94,924
Other financial liabilities - non-current		7,793		-		7,793		6,743		-		6,743
Other financial liabilities - current		3,878		-		3,878		11,357		-		11,357
	₹	110,604	₹	(10,681)	₹	99,923	₹	129,867	₹	(12,449)	₹	117,418

Summary of Fair Value Hierarchy of Assets and Liabilities Measured at Fair Value of Recurring Basis

The following table presents fair value hierarchy of assets and liabilities measured at fair value on a recurring basis:

	As at March 31, 2025								As at March 31, 2026
	Fair value measurements at reporting date								Fair value measurements at reporting date
	Total		Level 1		Level 2		Level 3		Total		Level 1		Level 2		Level 3
Assets
Derivative instruments:
Cash flow hedges	₹	715	₹	-	₹	715	₹	-	₹	593	₹	-	₹	593	₹	-
Others		1,105		-		1,105		-		295		-		295		-
Investments:
Short-term mutual funds		88,776		88,776		-		-		79,719		79,719		-		-
Fixed maturity plan mutual funds		1,503		-		1,503		-		1,281		-		1,281		-
Equity instruments		17,448		57		-		17,391		19,479		36		-		19,443
Non-convertible debentures, government securities, commercial papers and bonds		254,036		10,550		243,486		-		243,888		8,854		235,034		-

Liabilities
Derivative instruments:
Cash flow hedges	₹	(893)	₹	-	₹	(893)	₹	-	₹	(9,525)	₹	-	₹	(9,525)	₹	-
Others		(75)		-		(75)		-		(1,453)		-		(1,453)		-
Liability on written put options to non-controlling interests		(4,945)		-		-		(4,945)		(5,699)		-		-		(5,699)
Contingent consideration		(1,864)		-		-		(1,864)		(1,634)		-		-		(1,634)

Summary of Methods and Assumptions were used to Estimate the Fair Value of Financial Instruments

The following methods and assumptions were used to estimate the fair value of the Level 2 financial instruments included in the above table.

Financial instrument	Method and assumptions
Derivative instruments (assets and liabilities)

The Company enters into derivative financial instruments with various counterparties, primarily banks with investment grade credit ratings. Derivatives valued using valuation techniques with market observable inputs are mainly interest rate swaps, foreign exchange forward contracts and foreign exchange option contracts. The most frequently applied valuation techniques include forward pricing, swap models and Black Scholes models (for option valuation), using present value calculations. The models incorporate various inputs including the credit quality of counterparties, foreign exchange spot and forward rates, interest rate curves and forward rate curves of the underlying. As at March 31, 2026, the changes in counterparty credit risk had no material effect on the hedge effectiveness assessment for derivatives designated in hedge relationships and other financial instruments recognized at fair value.

Investment in non-convertible debentures, government securities, commercial papers and bonds	Fair value of these instruments is derived based on the indicative quotes of price and yields prevailing in the market as at reporting date.
Investment in fixed maturity plan mutual funds	Fair value of these instruments is derived based on the indicative quotes of price prevailing in the market as at reporting date.

The following methods and assumptions were used to estimate the fair value of the Level 3 financial instruments included in the above table.

Financial instrument	Method and assumptions
Investment in equity instruments	Fair value of these instruments is determined using market approach primarily based on market multiples method.
Contingent consideration and liability on written put options to non-controlling interest	Fair value of these instruments is determined using valuation techniques which includes inputs relating to risk-adjusted revenue and operating profit forecast.

Summary of Changes in Level 3 Assets and Liabilities

The following table presents changes in Level 3 assets and liabilities for the years ended March 31, 2025 and 2026:

Investment in equity instruments	As at March 31,
	2025		2026
Balance at the beginning of the year	₹	20,126	₹	17,391
Additions		1,925		2,038
Disposals (1)(2)		(1,828)		(1,199)
Gain/(loss) recognized in consolidated statement of income		321		768
Gain/(loss) recognized in other comprehensive income		(3,609)		(1,431)
Translation adjustment		456		1,876
Balance at the end of the year	₹	17,391	₹	19,443
(1)
During the year ended March 31, 2025, as a result of an acquisition by other investors, the Company sold its shares of equity instruments in six companies at a fair value of ₹ 1,281 and recognized a cumulative loss of ₹ 175 in other comprehensive income and cumulative gain of ₹ 152 in consolidated statement of income.
(2)
During the year ended March 31, 2026, as a result of an acquisition by other investors, the Company sold its shares of equity instruments in three companies at a fair value of ₹ 585 and recognized a cumulative gain of ₹ 389 in other comprehensive income and cumulative loss of ₹ 138 in consolidated statement of income.

Contingent consideration	As at March 31,
	2025		2026
Balance at the beginning of the year	₹	(429)	₹	(1,864)
(Addition)/Reversals (1)		169		(49)
Addition through Business combination (Refer to Note 7)		(1,537)		-
Payouts		-		648
Finance expense recognized in consolidated statement of income		(47)		(195)
Translation adjustment		(20)		(174)
Balance at the end of the year	₹	(1,864)	₹	(1,634)

(1)
Towards change in fair value of earn-out liability as a result of changes in estimates of revenue and earnings over the earn-out period.

Liability on written put options to non-controlling interests	As at March 31,
	2025		2026
Balance at the beginning of the year	₹	(4,303)	₹	(4,945)
Finance expense recognized in consolidated statement of income		(530)		(585)
Changes in fair value of written put options		-		385
Translation adjustment		(112)		(554)
Balance at the end of the year	₹	(4,945)	₹	(5,699)

Summary of Aggregate Contracted Principal Amounts of Company's Derivative Contracts Outstanding

The following table presents the aggregate contracted principal amounts of the Company's derivative contracts outstanding:

							(in million)
	As at March 31,
	2025				2026
	Notional		Fair value		Notional		Fair value
Designated derivative instruments
Sell: Forward contracts	U.S.$	1,008	₹	(608)	U.S.$	2,475	₹	(8,574)
		€46	₹	78		€118	₹	347
		£43	₹	30		£66	₹	169
	AUD	23	₹	79	AUD	31	₹	(20)

Buy: Forward contracts	U.S.$	-	₹	-	U.S.$	750	₹	500

Range forward option contracts	U.S.$	764	₹	333	U.S.$	400	₹	(1,497)
		€36	₹	(55)		€41	₹	108
		£43	₹	(89)		£41	₹	67
	AUD	31	₹	5	AUD	76	₹	(32)

Interest rate swaps	U.S.$	225	₹	24	U.S.$	-	₹	-

Non-designated derivative instruments
Sell: Forward contracts (1)	U.S.$	752	₹	975	U.S.$	944	₹	(1,581)
		€94	₹	(27)		€237	₹	299
		£12	₹	(14)		£79	₹	176
	AUD	65	₹	12	AUD	47	₹	74
	SGD	34	₹	4	SGD	45	₹	55
	ZAR	162	₹	(13)	ZAR	55	₹	8
	CAD	142	₹	71	CAD	95	₹	47
	SAR	179	₹	(4)	SAR	30	₹	^
	QAR	13	₹	^	QAR	5	₹	^
	TRY	90	₹	2	TRY	90	₹	1
	NOK	-	₹	-	NOK	12	₹	1
	OMR	2	₹	^	OMR	1	₹	^
	JPY	705	₹	(13)	JPY	1,220	₹	32
	DKK	31	₹	(11)	DKK	-	₹	-
	CNH	7	₹	(1)	CNH	-	₹	-
	COP	8,120	₹	1	COP	8,120	₹	(3)
	MYR	32	₹	1	MYR	24	₹	20
	RON	8	₹	(1)	RON	-	₹	-
	HKD	39	₹	^	HKD	42	₹	^
	TWD	40	₹	^	TWD	57	₹	1
	CHF	9	₹	(3)	CHF	6	₹	13
	PHP	150	₹	(4)	PHP	-	₹	-
	THB	43	₹	2	THB	52	₹	(2)
	PLN	10	₹	1	PLN	8	₹	1
	BRL	17	₹	(2)	BRL	106	₹	(18)

Buy: Forward contracts	U.S.$	18	₹	(25)	U.S.$	20	₹	15
		€10	₹	23		€193	₹	(162)
		£24	₹	37		£16	₹	(16)
	AUD	3	₹	(2)	AUD	-	₹	-
	CAD	19	₹	(40)	CAD	20	₹	(11)
	QAR	4	₹	^	QAR	9	₹	^
	CNH	137	₹	(1)	CNH	208	₹	(7)
	RON	67	₹	11	RON	51	₹	(12)
	PLN	99	₹	56	PLN	76	₹	(43)
	SEK	34	₹	18	SEK	19	₹	(7)
	BRL	66	₹	18	BRL	10	₹	8
	JPY	306	₹	3	JPY	347	₹	(1)
	DKK	9	₹	(1)	DKK	9	₹	^
	THB	178	₹	(5)	THB	30	₹	(6)
	CRC	1,871	₹	^	CRC	2,300	₹	(7)
	PHP	168	₹	2	PHP	90	₹	(2)
	PEN	5	₹	^	PEN	-	₹	-
	LKR	1,100	₹	(1)	LKR	1,693	₹	(2)
	CLP	2,900	₹	(5)	CLP	2,900	₹	(3)
	BHD	1	₹	^	BHD	1	₹	^
	OMR	^	₹	^	OMR	^	₹	^
	HKD	38	₹	(5)	HKD	-	₹	-
	SGD	2	₹	(3)	SGD	-	₹	-
	MYR	7	₹	^	MYR	9	₹	(4)
	MXN	81	₹	(1)	MXN	178	₹	(14)
	AED	-	₹	-	AED	16	₹	^

SAR	-	₹	-	SAR	11	₹	^
KRW	-	₹	-	KRW	6,400	₹	(8)
		₹	852			₹	(10,090)

^ Value is less than 0.5

(1)
U.S.$ 752 and U.S.$ 944 includes U.S.$/PHP sell forward of U.S.$ 197 and U.S.$ 242 as at March 31, 2025 and 2026, respectively.

Summary of Activity in Cash Flow Hedging Reserve within Equity Related to all Derivative Instruments Classified as Cash Flow Hedges

The following table summarizes activity in the cash flow hedging reserve within equity related to all derivative instruments classified as cash flow hedges:

	As at March 31,
	2025		2026
Balance as at the beginning of the year	₹	773	₹	(275)

Changes in fair value of effective portion of derivatives		(1,185)		(13,440)
Deferred cancellation gain/(loss), net		(91)		(1,174)
Net (gain)/loss reclassified to consolidated statement of income on occurrence of hedged transactions (1)		203		5,163
Net (gain)/loss on ineffective portion of derivative instruments classified to consolidated statement of income		25		-
Translation gain		-		7
Gain/(loss) on cash flow hedging derivatives, net	₹	(1,048)	₹	(9,444)
Balance as at the end of the year	₹	(275)	₹	(9,719)
Deferred tax asset/(liability) thereon		65		2,320
Balance as at the end of the year, net of deferred taxes	₹	(210)	₹	(7,399)

(1)
Includes net (gain)/loss reclassified to revenue of ₹ 394 and ₹ 6,093 for the years ended March 31, 2025 and 2026, respectively; net (gain)/loss reclassified to cost of revenues of ₹ (51) and ₹ (877) for the years ended March 31, 2025 and 2026, respectively; net (gain)/loss reclassified to finance expenses of ₹ (213) and ₹ (53) for the years ended March 31, 2025 and 2026, respectively and net (gain)/loss reclassified to finance and other income of ₹ 73 and ₹ Nil for the years ended March 31, 2025 and 2026, respectively.

Summary of Foreign Currency Risk from Non-derivative Financial Assets/(Liabilities)

The below table presents foreign currency risk from non-derivative financial assets/(liabilities) as at March 31, 2025 and 2026:

	As at March 31, 2025
	U.S.$		Euro		Pound Sterling		Australian Dollar		Canadian Dollar		Other currencies (1)		Total
Trade receivables	₹	39,306	₹	12,470	₹	7,611	₹	1,942	₹	629	₹	4,195	₹	66,153
Unbilled receivables		23,341		4,383		4,227		1,622		583		2,179		36,335
Cash and cash equivalents		28,719		5,871		1,357		1,007		4,392		2,575		43,921
Other financial assets		785		1,187		353		537		101		1,504		4,467
Lease Liabilities		(2,625)		(2,894)		(2,402)		(259)		(72)		(1,104)		(9,356)
Trade payables, accrued expenses and other financial liabilities		(32,507)		(12,735)		(10,683)		(1,220)		(1,068)		(4,435)		(62,648)
Non-derivative financial assets/ (liabilities), net	₹	57,019	₹	8,282	₹	463	₹	3,629	₹	4,565	₹	4,914	₹	78,872

(1)
Other currencies reflect currencies such as Saudi Riyal, Swiss Franc, Singapore Dollar, United Arab Emirates Dirham and Polish Zloty.

	As at March 31, 2026
	U.S.$		Euro		Pound Sterling		Australian Dollar		Canadian Dollar		Other currencies (1)		Total
Trade receivables	₹	51,190	₹	13,487	₹	9,294	₹	2,680	₹	577	₹	4,851	₹	82,079
Unbilled receivables		31,242		5,721		7,329		2,091		1,027		3,217		50,627
Cash and cash equivalents		13,500		7,233		3,029		1,687		7,333		3,268		36,050
Other financial assets		8,960		1,591		390		93		156		907		12,097
Lease Liabilities		(4,057)		(3,278)		(2,828)		(80)		(25)		(998)		(11,266)
Trade payables, accrued expenses and other financial liabilities		(43,925)		(16,064)		(16,144)		(2,875)		(3,203)		(7,169)		(89,380)
Non-derivative financial assets/ (liabilities), net	₹	56,910	₹	8,690	₹	1,070	₹	3,596	₹	5,865	₹	4,076	₹	80,207

(1)
Other currencies reflect currencies such as Singapore Dollar, Swiss Franc, Polish Zloty, United Arab Emirates Dirham and Swedish Krona.

Summary of Remaining Contractual Maturities of Financial Liabilities at Reporting Date

The table below provides details regarding the remaining contractual maturities of financial liabilities at the reporting date. The amounts include estimated interest payments and exclude the impact of netting agreements, if any.

	As at March 31, 2025
	Less than 1 year		1-2 years		2-4 years		Beyond 4 years		Total Cashflows		Interest included in total cash flows		Carrying value
Loans, borrowings and bank overdrafts (1)	₹	99,884	₹	64,576	₹	-	₹	-	₹	164,460	₹	(2,643)	₹	161,817
Lease Liabilities (1)		9,563		6,950		8,426		11,379		36,318		(6,100)		30,218
Trade payables and accrued expenses		88,252		-		-		-		88,252		-		88,252
Derivative liabilities		968		-		-		-		968		-		968
Other financial liabilities
Contingent consideration (2)		580		420		1,401		-		2,401		(537)		1,864
Liability on written put options to non-controlling interests (2)		-		2,686		3,819		-		6,505		(1,560)		4,945
Rent Deposit		475		4		22		-		501		-		501
Liabilities towards customer contracts		342		342		684		-		1,368		-		1,368
Advance from customers		167		-		-		-		167		-		167
Capital creditors		1,255		-		-		-		1,255		-		1,255
Others		1,082		303		195		-		1,580		(9)		1,571
	₹	202,568	₹	75,281	₹	14,547	₹	11,379	₹	303,775	₹	(10,849)	₹	292,926

	As at March 31, 2026
	Less than 1 year		1-2 years		2-4 years		Beyond 4 years		Total Cashflows		Interest included in total cash flows		Carrying value
Loans, borrowings and bank overdrafts (1)	₹	167,648	₹	2,076	₹	-	₹	-	₹	169,724	₹	(1,850)	₹	167,874
Lease Liabilities (1)		10,492		8,315		10,152		12,855		41,814		(6,778)		35,036
Trade payables and accrued expenses		94,924		1,929		1,920		545		99,318		-		99,318
Derivative liabilities		10,978		-		-		-		10,978		-		10,978
Other financial liabilities
Contingent consideration (2)		467		1,553		-		-		2,020		(386)		1,634
Liability on written put options to non-controlling interests (2)		2,689		-		3,375		-		6,064		(365)		5,699
Rent Deposit		477		12		-		-		489		-		489
Liabilities towards customer contracts		721		359		360		-		1,440		-		1,440
Advance from customers		329		-		-		-		329		-		329
Capital creditors		689		-		-		-		689		-		689
Others		6,057		297		439		1,027		7,820		-		7,820
	₹	295,471	₹	14,541	₹	16,246	₹	14,427	₹	340,685	₹	(9,379)	₹	331,306

(1)
Includes future cash outflow towards estimated interest on loans, borrowings and bank overdrafts, and lease liabilities.
(2)
Includes future cash outflow towards estimated interest on contingent consideration and liability on written put options to non-controlling interests.

Summary of Balanced View of Liquidity and Financial Indebtedness

The balanced view of liquidity and financial indebtedness is stated in the table below. The management for external communication with investors, analysts and rating agencies uses this calculation of the net cash position:

	As at March 31,
	2025		2026
Cash and cash equivalents	₹	121,974	₹	105,555
Investments - current		411,474		437,680
Loans, borrowings and bank overdrafts		(161,817)		(167,874)
	₹	371,631	₹	375,361